FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 32,995,206	R$ 32,915,878
Liabilities	89,715,675	94,025,822
Total	56,720,469	61,109,944
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	87,496,959	89,179,027
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,347,954	6,206,570
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	74,532,331	74,574,591
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,195,984	6,182,530
Amortized cost | Liabilities for asset acquisition and subsidiaries
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	280,864	2,062,322
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,678	5,094
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	137,148	147,920
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,218,716	4,846,795
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,218,716	4,846,795
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	19,137,008	20,051,470
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	11,860,415	9,505,951
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	6,488,192	9,607,012
Amortized cost | Dividends receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets		7,334
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	788,401	931,173
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,541	24,917
Fair value through other comprehensive income | Investments - Celluforce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	23,541	24,917
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	13,834,657	12,839,491
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	5,479,787	4,873,749
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 8,354,870	R$ 7,965,742